Stockholders' Deficit - Schedule of Stock Options Outstanding (Details) (USD $)	12 Months Ended		6 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Equity Incentive 2011 Plan [Member]	Dec. 31, 2012 Equity Incentive 2011 Plan [Member]	Dec. 31, 2011 Equity Incentive 2011 Plan [Member]	May 12, 2011 Equity Incentive 2007 Plan [Member]	Dec. 31, 2010 Equity Incentive 2007 Plan [Member]	May 12, 2011 Series A Common Stock [Member] Equity Incentive 2007 Plan [Member]	Dec. 31, 2011 Series A Common Stock [Member] Equity Incentive 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Common shares, outstanding	114,445	0	391,977	114,445				69,970	69,970
Common shares, granted	378,293	119,707	3,146,084	378,293				3,788,620
Common shares, exercised	(551)	(683)	0	(551)				(13,497)	(13,497)
Common shares, forfeited	(100,210)	(4,579)	(1,098,121)	(100,210)				(132,728)
Common shares, canceled								(3,712,365)
Common shares, outstanding	391,977	114,445	2,439,940	391,977	114,445			0
Common shares, exercisable at year end	83,350		305,335
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price, outstanding (per share)	$ 17.61	$ 0.00	$ 5.87	$ 17.61		$ 1.08
Weighted average exercise price, granted (per share)	$ 5.74	$ 17.09	$ 0.25	$ 5.74		$ 0.03
Weighted average exercise price, exercised (per share)	$ 2.00	$ 2.00	$ 0.00	$ 2.00		$ 0.03
Weighted average exercise price, forfeited (per share)	$ 18.81	$ 6.18	$ 0.41	$ 18.81		$ 0.03
Weighted average exercise price, canceled (per share)						$ 0.05
Weighted average exercise price, outstanding (per share)	$ 5.87	$ 17.61	$ 1.08	$ 5.87	$ 17.61	$ 0	$ 1.08
Weighted average exercise price, exercisable (per share)	$ 6.04		$ 3.32
Weighted average remaining life, outstanding (in years)	4 years 4 months	4 years 5 months	7 years 2 months	4 years 4 months	4 years 5 months		2 years
Weighted average remaining life, exercisable (in years)	4 years 3 months		6 years 4 months